EARNINGS PER SHARE (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net (loss) profit attributable to the shareholders of the Group	$ (9,622)	$ 103,367	$ 118,925
Adjustments to exclude loss for the year from discontinued operation	0	0	3,165
(Loss) profit from continuing operations for the purpose of basic (loss) profit per share from continuing operations	(9,622)	103,367	122,090
(Loss) profit for the purposes of diluted (loss) profit per share from continuing operations	$ (9,622)	$ 103,367	$ 122,090
Basic (loss) profit per share	$ (0.49)	$ 5.45	$ 6.38
Diluted (loss) profit per share	$ (0.49)	$ 5.45	$ 6.1